Black-Scholes option-pricing model - weighted-average assumptions(TABLE)	6 Months Ended
Sep. 30, 2013
Black-Scholes option-pricing model - weighted-average assumptions(TABLE):
Black-Scholes option-pricing model - weighted-average assumptions(TABLE)
Expected option life (year)	3.00

Expected volatility	75.11%

Risk-free interest rate	0.40%

Dividend yield	0.00%